Chartered-in Vessels (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Obligations related to Finance Leases	Obligations related to Finance Leases

	June 30, 2021	December 31, 2020
	$	$
Total obligations related to finance leases	1,305,055	1,340,922
Less current portion	(72,925)	(71,932)
Long-term obligations related to finance leases	1,232,130	1,268,990

Commitments related to Finance Leases
As at June 30, 2021, the remaining commitments related to the financial liabilities of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.7 billion, including imputed interest of $366.8 million, repayable for the remainder of 2021 through 2034, as indicated below:

Commitments as at June 30, 2021
Year	$
Remainder of 2021	69,063
2022	136,959
2023	135,459
2024	132,011
2025	129,725
Thereafter	1,068,641